Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024	Jan. 25, 2024	May 10, 2022
Accounting Policies [Line Items]
Unrecognized tax benefits	$ 0				$ 0	$ 0
Amounts accrued for interest and penalties	0				0	0
Cash	1,135,562				0	$ 0
Common Class B [Member]
Accounting Policies [Line Items]
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation						1,125,000
ColdQuanta Inc dba Infleqtion [Member]
Accounting Policies [Line Items]
Obsolescence Charges	100,000	$ 100,000			200,000		$ 200,000
Goodwill impairment					1,533,000		0
Impairment of Long-Lived Assets to be Disposed of					12,000,000		0
Impairment Of Long Lived Assets On Newly Acquired Intangiable Assets					11,600,000
Revenue Recognition			$ 600,000	$ 600,000
ColdQuanta Inc dba Infleqtion [Member] | Morton Acquisition [Member]
Accounting Policies [Line Items]
Cash									$ 2,600,000
Business Combination, Voting Equity Interest Acquired, Percentage								100.00%	100.00%	100.00%
Goodwill impairment	1,500,000				$ 1,500,000
ColdQuanta Inc dba Infleqtion [Member] | Asset Acquisitions [Member]
Accounting Policies [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage					100.00%	100.00%
ColdQuanta Inc dba Infleqtion [Member] | Certificates of Deposit [Member]
Accounting Policies [Line Items]
Restricted Cash	$ 200,000				$ 200,000	$ 200,000	$ 200,000
ColdQuanta Inc dba Infleqtion [Member] | Geographic Concentration Risk [Member] | Customer 1 [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	55.00%	57.00%			57.00%		46.00%
ColdQuanta Inc dba Infleqtion [Member] | Geographic Concentration Risk [Member] | Customer 2 [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	23.00%	25.00%			25.00%		21.00%
ColdQuanta Inc dba Infleqtion [Member] | Geographic Concentration Risk [Member] | Customer 3 [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage							11.00%
ColdQuanta Inc dba Infleqtion [Member] | Government Contracts Concentration Risk [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%				10.00%
ColdQuanta Inc dba Infleqtion [Member] | Government Contracts Concentration Risk [Member] | Customer 1 [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	54.00%	32.00%			36.00%		56.00%
ColdQuanta Inc dba Infleqtion [Member] | Government Contracts Concentration Risk [Member] | Customer 2 [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	16.00%	27.00%			32.00%		13.00%
ColdQuanta Inc dba Infleqtion [Member] | Government Contracts Concentration Risk [Member] | Customer 3 [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		18.00%			12.00%